Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Related Party Transactions

Note 18. Related Party Transactions

As part of the contribution of assets transacted from Tissue Banks International, now KeraLink International (“KeraLink”), to Elutia upon formation of the Company, a provision existed which guaranteed a certain level of working capital, as defined, on the opening balance sheet of Elutia. Such guarantee was largely finalized in 2016; however, an additional $0.4 million was received by the Company in connection with a settlement reached in 2018. Furthermore, as part of the 2018 settlement, it was agreed that when KeraLink sells its Elutia common shares for net proceeds greater than

$550,000, KeraLink is obligated to pay Elutia $550,000 within three days of such cash being received. In May 2021, KeraLink sold Elutia common shares for proceeds in excess of $550,000, and as such, remitted $550,000 to Elutia in full satisfaction of the 2018 settlement. Amounts received in connection with this settlement were recorded as other income, net in the accompanying consolidated statements of operations for the year ended December 31, 2021.